Earnings (Loss) per Share Attributable to Owners of the Controlling Company - Summary of Basic Earnings per Share (Detail) - KRW (₩)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Basic earnings per share [abstract]
Profit (loss) attributable to owners of the Controlling Company for the year	₩ (3,071,564,667,651)	₩ 1,186,182,126,952	₩ (94,852,991,844)
Weighted-average number of common stocks outstanding	357,815,700	357,815,700	357,815,700
Basic loss per share	₩ (8,584)	₩ 3,315	₩ (265)